NOTE 2- Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2020	2019
Approximate net operating loss carryforward	$20,600	$17,500

Valuation allowance	(20,600)	(17,500)

Deferred tax asset	$-	$-